Debt Facility - Summary of Components of Debt Facility Carrying Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Line Of Credit Facility [Line Items]
Short-Term, Carrying value	$ 1,548	$ 10,991
Long-Term, Carrying value	2,285	3,726
Short-Term [Member]
Line Of Credit Facility [Line Items]
Potential prepayment to lender		10,000
Principal payments to lender and end of term charge	1,521	874
Accrued interest	27	117
Long-Term [Member]
Line Of Credit Facility [Line Items]
Principal payments to lender and end of term charge	2,538	4,839
Debt issuance costs	(180)	(776)
Debt discount related to warrants	$ (73)	$ (337)